Shareholder Report, Average Annual Return (Details)	12 Months Ended	52 Months Ended	60 Months Ended	67 Months Ended	79 Months Ended
	Dec. 31, 2025	Dec. 31, 2025 [4]	Dec. 31, 2025	Dec. 31, 2025 [3]	Dec. 31, 2025
TFA Tactical Income Fund (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent	5.78%		0.28%		1.35%	[1]
Tactical Growth Allocation Fund (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%		7.17%		7.26%	[2]
TFA Quantitative Fund (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent	11.43%		6.87%	9.28%
TFA AlphaGen Growth Fund (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent	18.17%	6.89%
Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		1.37%	[1]
Morningstar Moderately Aggressive Target Risk TR USD Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.45%		7.93%		9.58%	[2]
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	11.85%	14.42%	17.87%
Morningstar Aggressive Target Risk TR USD Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.43%	7.86%	9.58%	14.04%

[1]	The Fund commenced operation on June 10, 2019.
[2]	The Fund commenced operation on June 10, 2019.
[3]	The Fund commenced operation on May 18, 2020.
[4]	The Fund commenced operation on August 23, 2021.